Earnings Per Share - Calculation of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share
Profit for the year attributable to shareholders of the Parent	€ 208,279	€ 188,726	€ 618,546
Weighted average number of ordinary shares outstanding	679,805,142	681,556,937	685,515,740
Basic earnings per share (Euros per share)	€ 0.31	€ 0.28	€ 0.90